Shareholder's capital - Share-Based Compensation Expense (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	CAD 5,330	CAD 3,248
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	2,742	1,931
Directors deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	404	273
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	158	116
Performance share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	CAD 2,026	CAD 928